Postretirement Benefit and Post Employment Obligations - Components of Net Periodic Benefit Cost Recognized (Details) - Foreign Pension Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 0.6	$ 0.6	$ 0.7
Interest cost	0.3	0.5	0.5
Expected return on plan assets	(0.3)	(0.2)	(0.2)
Amortization of net (gain) loss	(0.2)	(0.2)	(0.3)
Net periodic benefit cost	$ 0.8	$ 1.1	$ 1.3